Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i on Form 5500: Schedule of Assets (Held at End of Year)
Cardinal Health 401(k) Savings Plan
Schedule H, Line 4i on Form 5500: Schedule of Assets (Held at End of Year)*
December 31, 2025
EIN: 31-0958666 Plan Number: 055

(a)	(b)	(c)	(e)
	Identity of issuer, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, maturity or par value	Current value
	Mutual funds:
	Dodge & Cox	Stock Fund	516,420,397
	PIMCO	All Asset Fund Institutional	97,880,322

	Common collective trusts:
**	Vanguard Fiduciary Trust Company	500 Index Trust	1,076,134,818
	Fidelity Management Trust Company	Growth Company Commingled Pool	1,006,620,012
	Fidelity Institutional Asset Management Trust Co.	Small Capitalization Core Commingled Pool	347,349,621
**	Vanguard Fiduciary Trust Company	Total International Stock Market Index Trust	332,054,936
	Fidelity Management Trust Company	Diversified International Commingled Pool	327,707,294
	Fidelity Institutional Asset Management Trust Co.	Core Plus Commingled Pool	308,359,109
**	BlackRock Institutional Trust Company	Global Allocation Collective Fund	143,190,150
**	Vanguard Fiduciary Trust Company	Total Bond Market Index Trust	104,636,065
**	BlackRock Institutional Trust Company	U.S. TIPS Non-Lendable Fund	104,021,424
	JPMorgan Chase Bank	Commingled Pension Trust Fund (Diversified Commercial Property)	89,535,010
	Loomis Sayles Trust Company	High Yield Conservative Trust	82,287,152
**	Vanguard Fiduciary Trust Company	Extended Market Index Trust	74,812,867
	SEI Trust Company	Axiom Emerging Markets Trust	56,087,064
	Wellington Trust Company	Opportunistic Emerging Markets Debt Portfolio	36,945,263
	SEI Trust Company	Short-Term Investment Fund	6,623,400
	Great Gray Trust Company, LLC	MetLife Group Annuity Contract	365,361

	Common shares:
**	Cardinal Health, Inc.	Common shares	403,391,773

	Loans:
**	Participant loans	Various maturity dates, with interest rates ranging from 4.25% to 10.50%	81,848,181
	Total		$5,196,270,219

*	Other columns required by the U.S. Department of Labor’s Annual Reporting and Disclosure Requirements under ERISA have been omitted because they are not applicable.
**	Denotes party-in-interest.